Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 540,000
Previously Paid Amount	0.00
Total Fee Amount	74.57
Total Offset Amount	0.00
Net Fee	74.57
Narrative - Max Aggregate Offering Price	$ 540,000
Final Prospectus	true